Due to Related Party (Details Textual) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Due To Related Party (Textual)
Cash advances received		$ 249,703	$ 97,945
President [Member]
Due To Related Party (Textual)
Cash advances received	$ 251,888	$ 249,703	$ 97,945